Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Rent expense	$ 4	$ 5	$ 4
Operating Leases, Future Minimum Payments Due, Next Twelve Months	4
Operating Leases, Future Minimum Payments, Due in Five Years	3
Operating Leases, Future Minimum Payments, Due in Four Years	3
Operating Leases, Future Minimum Payments, Due in Three Years	4
Operating Leases, Future Minimum Payments, Due in Two Years	4
Operating Leases, Future Minimum Payments, Due Thereafter	12
Maximum [Member]
Loss Contingencies [Line Items]
Sublease paid during period	$ 1